Unsecured Convertible Note (‘Atalaya Note’) - Schedule of Note Payable (Details) - USD ($)	Dec. 31, 2024	Mar. 31, 2024	Mar. 31, 2023
Debt Instrument [Line Items]
Note payable non current liability		$ 10,067,601
Note payable current liability	7,017,543
Atalaya Note [Member]
Debt Instrument [Line Items]
Note payable non current liability		10,067,601
Note payable current liability	$ 7,017,543